Summary of Significant Accounting Policies - Additional Information (Detail)			3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 06, 2018 shares	Sep. 29, 2016	Sep. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) Segment $ / shares shares	Dec. 31, 2016 USD ($) shares	Sep. 27, 2016 shares
Summary Of Significant Accounting Policies [Line Items]
Stockholders equity reverse stock split ratio	0.03	0.33
Common stock, shares authorized | shares	150,000,000		150,000,000	150,000,000				150,000,000				150,000,000		150,000,000	150,000,000
Description of reverse stock split	On July 6, 2018, the Company’s stockholders approved, and the Company filed, an amendment to the Company’s Certificate of Amendment of Certificate of Incorporation to effect a one-for-thirty reverse stock split of the Company’s outstanding common stock.													On September 27, 2016, the Company’s stockholders approved, and the Company filed, an amendment to the Company’s amended and restated certificate of incorporation to effect a one-for-three reverse stock split of the Company’s outstanding common stock, and to increase the authorized number of shares of the Company’s common stock from 40,000,000 to 150,000,000 shares. The one-for-three reverse stock split was effected on September 29, 2016.
Nonrecurring net revenue recognized on accrual basis associated with cases delivered					$ 102,000								$ 839,000	$ 843,000
Increase (decrease) in net income (loss) per common share on nonrecurring net revenue | $ / shares					$ 0.10								$ 0.97	$ (0.90)
Net revenue recorded in excess of commercial cash collections					$ 125,000								$ 1,158,000	$ 1,139,000
Increase decrease in net income (loss) per common share | $ / shares					$ 0.13								$ 1.35	$ (1.20)
Number of reportable segments | Segment														1
Number of suppliers														one supplier
Depreciation and amortization expense												$ 580,366	$ 394,708	$ 575,717	$ 322,029
Research and development expenses			$ 1,089,746	$ 908,800	$ 856,698	$ 841,991	$ 757,258	$ 668,399	$ 600,613	$ 716,279	$ 728,076	$ 3,179,612	$ 2,455,947	3,364,747	2,713,367
Accrual for interest or penalties for income taxes				$ 0				$ 0						0	0
Interest or penalties expense on income taxes														$ 0	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares authorized | shares																40,000,000
Estimated useful life of assets														3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares authorized | shares																150,000,000
Estimated useful life of assets														7 years